UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



           Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment:              |_|; Amendment Number: __

This  Amendment  (Check  only  one):  |_|  is a restatement
                                      |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Ridley Park Capital LLP

Address:  Brookfield House
          44 Davies Street
          London, W1K 5JA
          England

13F File Number: 028-14168

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Ian Bickerstaffe
Title:  Chief Operating Officer
Phone:  +44 (0)20 7529 5202


Signature, Place and Date of Signing:

/s/ Ian Bickerstaffe              London, England           November 14, 2012
--------------------------     ----------------------    ----------------------
     [Signature]                 [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  16

Form 13F Information Table Value Total:  $51,140
                                         (thousands)


List of Other Included Managers:

Form 13F File Number           Name

(1) 028-14169               Ridley Park Paragon Master Fund Limited


                                                     FORM 13F INFORMATION TABLE
                                                         September 30, 2012
                                                       Ridley Park Capital LLP



COLUMN 1                        COLUMN 2     COLUMN 3     COLUMN 4        COLUMN 5     COLUMN 6   COLUMN 7     COLUMN 8

                                 TITLE                     VALUE    SHRS OR  SH/ PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS        CUSIP       (X1000)  PRN AMT  PRN CALL  DISCRETION  MANGRS    SOLE     SHARED  NONE
AMAZON COM INC                   COM          023135106    5,831     22,926  SH         DEFINED       1       22,926
AMAZON COM INC                   COM          023135106    4,851     19,074  SH         SOLE                  19,074
COCA COLA CO                     COM          191216100    7,040    185,607  SH         DEFINED       1      185,607
COCA COLA CO                     COM          191216100    5,856    154,393  SH         SOLE                 154,393
D R HORTON INC                   COM          23331A109      788     38,204  SH         DEFINED       1       38,204
D R HORTON INC                   COM          23331A109      656     31,796  SH         SOLE                  31,796
GOOGLE INC                       CL A         38259P508    2,059      2,729  SH         DEFINED       1        2,729
GOOGLE INC                       CL A         38259P508    1,713      2,271  SH         SOLE                   2,271
INTEL CORP                       COM          458140100      618     27,269  SH         DEFINED       1       27,269
INTEL CORP                       COM          458140100      515     22,731  SH         SOLE                  22,731
JPMORGAN CHASE & CO              COM          46625H100    4,419    109,169  SH         DEFINED       1      109,169
JPMORGAN CHASE & CO              COM          46625H100    3,677     90,831  SH         SOLE                  90,831
SPDR GOLD TRUST                GOLD SHS       78463V107      469      2,730  SH         DEFINED       1        2,730
SPDR GOLD TRUST                GOLD SHS       78463V107      390      2,270  SH         SOLE                   2,270
WELLS FARGO & CO NEW             COM          949746101    6,691    193,784  SH         DEFINED       1      193,784
WELLS FARGO & CO NEW             COM          949746101    5,567    161,216  SH         SOLE                 161,216






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